1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Restricted Cash:

Restricted Cash:

Restricted cash consists of funds maintained in restricted accounts in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements. Restricted cash also includes escrow deposits held by the Company on behalf of certain real estate mortgage customers.

	Year Ended December 31, (In thousands)
	2020	2019	2018
Cash and cash equivalents	$ 59,214	$ 51,934	$ 10,280
Restricted cash	8,465	6,525	3,746
Total cash, cash equivalents and restricted cash	$ 67,679	$ 58,459	$ 14,026